SCHEDULE OF ACCOUNTS RECEIVABLE NET OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Accounts receivable	$ 743,128	$ 1,467,833
Less: allowance for expected credit loss	(16,745)	(38,534)	$ (5,068)
Total	$ 726,383	$ 1,429,299